INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2014	2015
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229
Capitalized development costs	-	411
Video technology	-	4,433

	3,414	8,258
Accumulated amortization:

Development technology	1,922	2,045
Customer relationships	978	1,001
Brand name	125	146
Video technology	-	605

	3,025	3,797

Amortized cost	$389	$4,461

Schedule of Intangible Assets, Amortization Expenses
Year ended December 31,	US $

2016	1,053
2017	913
2018	913
2019	913
2020	669

$4,461